Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Jun. 27, 2021	Jun. 28, 2020
Goodwill and Other Intangible Assets (Details) [Line Items]
Total amortization expenses	$ 22,685		$ 22,801
Finite-Lived Intangible Assets [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Total amortization finite-lived intangible assets	1,432	$ 1,507	6,030	$ 6,045
favorable leases [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Favorable leases	33,887		34,618	37,693
Net of accumulated amortization	13,031		12,300	9,225
Total amortization expenses	731	731	3,075	3,075
Unfavorable leases [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Net of accumulated amortization	5,250		5,135	4,677
Total amortization expenses	115	$ 115	458	502
Unfavorable leases	$ 981		$ 1,096	$ 1,554